Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Current income tax expense (Canada)	$ 5,251	$ 6,077
Current income tax expense (Peru)	19,103	24,523
Current Mining Taxes (Canada)	9,085	5,085
Current Mining Taxes (Peru)	11,030	14,706
Adjustments in respect of prior years	707	(448)
Current tax expense (income) and adjustments for current tax of prior periods	45,176	49,943
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Canada)	25,811	2,067
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Peru)	10,780	29,727
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (United States)	3,170	(46,908)
Deferred Canadian mining tax expense (income) relating to origination and reversal of temporary differences	414	467
Deferred Peruvian mining tax expense (income) relating to origination and reversal of temporary differences	(621)	(661)
Adjustments in respect of prior years	691	(1,416)
Deferred tax expense (income)	40,245	(16,724)
Tax expense (recovery)	$ 85,421	$ 33,219